Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other receivables:
Total loans receivables and other financing receivables	$ 949,776	$ 927,693
Payment activity | Performing
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	633,971	643,008
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	8,425	12,171
Other internal metrics | Performing
Other receivables:
Advances to equity-accounted joint ventures (note 6)	$ 307,380	$ 272,514